Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
Perkins Discovery Fund (Investor Class Shares)
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,610	$ 13,180	$ 19,485	$ 16,379	$ 19,598	$ 34,755	$ 17,386	$ 17,214	$ 21,510	$ 23,472
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,292	13,121	15,176	15,503	17,515	22,434	18,675	22,333	30,012	34,835
Dow Jones U.S. Micro-Cap Total Stock Market Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,923	$ 13,162	$ 15,307	$ 12,515	$ 12,867	$ 19,957	$ 12,527	$ 12,316	$ 14,208	$ 17,911